Drinker Biddle & Reath LLP
 One Logan Square, Ste. 2000
Philadelphia, PA  19103-6996
(215) 988-2700 (Phone)
(215) 988-2757 (Facsimile)
 www.drinkerbiddle.com

October 31, 2018

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:	Trust For Credit Unions (the “Trust”)
Registration Nos. 033-18781 and 811-5407

Ladies and Gentlemen:

Please accept for filing Post-Effective Amendment No. 57 under the Securities Act of 1933, as amended (the “1933 Act”), and Amendment No. 59 under the Investment Company Act of 1940, as amended (the “1940 Act”), to the Registration Statement on Form N-1A of the Trust (the “Amendment”).

The Amendment is being filed pursuant to paragraph (a)(1) of Rule 485 under the 1933 Act to reflect a change to the name and investment strategy of the Trust’s Ultra-Short Duration Government Portfolio (the “Portfolio”).  Effective December 31, 2018, the Portfolio will be renamed the “Ultra-Short Duration Portfolio.”  The Trust plans to file an amendment pursuant to paragraph (b) of Rule 485 prior to the effectiveness of the Amendment to update annual financial and other information with respect to each of the series of the Trust.

Questions and comments concerning the Amendment may be directed to the undersigned at (215) 988-3328.

Sincerely,

/s/ Andrew E. Seaberg
Andrew E. Seaberg

Enclosures